Convertible Notes Payable (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
10% Convertible Note Due April 30, 2017 [Member]
Date Issued	Apr. 30, 2015	Apr. 30, 2015
Conversion Rate	$ 0.02	$ 0.02
Total convertible notes payable	$ 73,654
10% Convertible Note Due July 31, 2017 [Member]
Date Issued	Jul. 31, 2015	Jul. 31, 2015
Conversion Rate	$ 0.01	$ 0.01
Total convertible notes payable	$ 73,940
10% Convertible Note Due October 31, 2018 [Member]
Date Issued	Oct. 31, 2015	Oct. 31, 2015
Conversion Rate	$ 0.50	$ 0.50
Total convertible notes payable	$ 260,089
Convertible Notes Payable [Member]
Total convertible notes payable	$ 407,683	$ 403,939